PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Amounts Recognized in the Consolidated Statement of Financial Position (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	€ 766	€ 772
Fair value of plan assets	(544)	(458)
Deficit of funded plans	222	314
Present value of unfunded obligation	377	350
Net liability arising from defined benefit obligation	599	664
Pension Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	766	772
Fair value of plan assets	(544)	(458)
Deficit of funded plans	222	314
Present value of unfunded obligation	128	134
Net liability arising from defined benefit obligation	350	448
Other Benefits
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	0	0
Fair value of plan assets	0	0
Deficit of funded plans	0	0
Present value of unfunded obligation	249	216
Net liability arising from defined benefit obligation	€ 249	€ 216